CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Revenue		$ 184,217,000		$ 132,369,000	$ 190,724,000
Cost of revenue		(181,349,000)		(130,044,000)	(183,695,000)
Gross profit		2,868,000		2,325,000	7,029,000
Operating expenses:
Selling and marketing expenses		(1,693,000)		(1,723,000)	(2,439,000)
General and administrative expenses		(6,375,000)		(4,302,000)	(3,443,000)
Total operating expenses		(8,068,000)		(6,025,000)	(5,882,000)
Income/(loss) from operations		(5,200,000)		(3,700,000)	1,147,000
Other income/(expense):
Other income		607,000		482,000	198,000
Interest expense		(442,000)		(133,000)	(110,000)
Total other income		165,000		349,000	88,000
Income/(loss) before tax expense		(5,035,000)		(3,351,000)	1,235,000
Income tax expense		0	[1]	(178,000)	(149,000)
Net income/(loss)		(5,035,000)		(3,529,000)	1,086,000
Other comprehensive income/(loss)
Foreign currency translation gain/(loss), net of taxes		(7,000)		(2,000)	8,000
Total comprehensive income/(loss)		$ (5,042,000)		$ (3,531,000)	$ 1,094,000
Class A Ordinary Shares [Member]
Net income/(loss) per share attributable to ordinary shareholders**
Net income per share attributable to ordinary shareholders, basic	[2]	$ (4.11)			$ 0.92
Net income per share attributable to ordinary shareholders, diluted	[2]	$ (4.11)		$ (2.88)	$ 0.92
Weighted average number of ordinary shares used in computing net income/(loss) per share**
Weighted average number of ordinary shares used in computing net income per share, basic	[2]	399,283		399,283	354,054
Weighted average number of ordinary shares used in computing net income per share, diluted	[2]	399,283		399,283	354,054
Class B Ordinary Shares [Member]
Net income/(loss) per share attributable to ordinary shareholders**
Net income per share attributable to ordinary shareholders, basic	[2]	$ (4.11)		$ (2.88)	$ 0.92
Net income per share attributable to ordinary shareholders, diluted	[2]	$ (4.11)		$ (2.88)	$ 0.92
Weighted average number of ordinary shares used in computing net income/(loss) per share**
Weighted average number of ordinary shares used in computing net income per share, basic	[2]	825,750		825,750	825,750
Weighted average number of ordinary shares used in computing net income per share, diluted	[2]	825,750		825,750	825,750

[1]	Denotes amount less than US$1,000
[2]	Retroactively restated for all periods presented for the effect of re-classification and re-designation of the authorized share capital and reverse stock split (see Note 11).